CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 52,755	$ 106,865	$ 300,829
Other comprehensive income (loss):
Foreign currency translation adjustments, net of income taxes	24,824	(91,177)	143,158
Defined benefit pension plan adjustments, net of income taxes	(1,314)	1,504	10,923
Derivative instruments adjustments, net of income taxes	(9,523)	11,159	9,219
Other comprehensive income (loss)	13,987	(78,514)	163,300
Comprehensive income	66,742	28,351	464,129
Comprehensive income attributable to noncontrolling interest	(5,144)	(3,159)	(5,315)
Comprehensive income attributable to PPD, Inc.	61,598	25,192	458,814
Recapitalization investment portfolio consideration	6,846	(7,849)	(97,136)
Comprehensive income attributable to common stockholders of PPD, Inc.	$ 68,444	$ 17,343	$ 361,678